CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Cash flows from operating activities:
Net income / (loss)	$ (23,709)	(149,219)	113,055	83,169
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation expense	982	6,179	6,144	5,826
Amortization of intangible assets	4,549	28,631	21,803	28,521
Impairment loss of goodwill	37,647	236,945	21,422
Deferred income taxes	(750)	(4,723)	(5,331)	(4,500)
Loss on disposal of property and equipment	33	205	442	175
Extraordinary item (note 7(d))				(6,737)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(d))			(43,676)
Provision for doubtful accounts	369	2,325	2	35,992
Share-based compensation	10,601	66,723	100,930	59,045
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(44,954)	(282,935)	(77,065)	(155,560)
Bills receivable	(1,412)	(8,888)	(13,409)	(4,037)
Inventories	(13,399)	(84,331)	(109,267)	(50,309)
Prepaid expenses and other receivables	(3,595)	(22,629)	(22,706)	(6,665)
Income taxes receivable	71	450	(1,296)	(1,265)
Accounts payable	9,211	57,972	(15,919)	(26,382)
Income taxes payable	16	102	4,385	3,620
Accrued expenses and other liabilities	963	6,067	(1,772)	5,597
Net cash used in operating activities	(23,377)	(147,126)	(22,258)	(33,510)
Cash flows from investing activities:
Increase in pledged bank deposits	(18,097)	(113,898)	(220,359)
Payments for acquisitions of subsidiaries, net of cash acquired	(22,310)	(140,419)	(65,281)	(89,215)
Purchases of property and equipment	(1,594)	(10,035)	(6,895)	(2,429)
Net cash used in investing activities	(42,001)	(264,352)	(292,535)	(91,644)
Cash flows from financing activities:
Purchase of treasury stock	(14,860)	(93,530)	(48,186)	(15,622)
Proceeds from bank borrowings	60,664	381,816	400,469	119,486
Proceeds from exercises of stock warrants and options				2,049
Net cash provided by financing activities	45,804	288,286	352,283	105,913
Effect of exchange rate changes on cash	(650)	(4,094)	(5,160)	182
Net increase/(decrease) in cash	(20,224)	(127,286)	32,330	(19,059)
Cash at beginning of the year	111,163	699,650	667,320	686,379
Cash at end of the year	90,939	572,364	699,650	667,320
Supplementary cash flow information:
Interest paid	3,202	20,152	9,407	1,963
Income taxes paid	2,498	15,724	14,079	11,349
Non-cash investing activities:
Shares issued for Comtech Broadband acquisition consideration payable, included in other liabilities				13,666
Acquisition of Mega Smart included in accrued expenses and other liabilities (note 7(c))				122,415
Reduction of intangible assets upon reversal of contingent consideration payable in respect of Keen Awards (note 7(d))				26,803
Gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(d))			(54,178)